Summary of Significant Accounting Policies (Details) - Schedule of Fair Value Hierarchy for Assets and Liabilities - Previously Reported [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Fair Value Hierarchy for Assets and Liabilities [Line Items]
Derivative liability	$ 6,944	$ 20,422
Total	6,944	20,422
Level 3 [Member]
Schedule of Fair Value Hierarchy for Assets and Liabilities [Line Items]
Derivative liability	6,944	20,442
Total	6,944	20,422
Level 1 [Member]
Schedule of Fair Value Hierarchy for Assets and Liabilities [Line Items]
Total
Level 2 [Member]
Schedule of Fair Value Hierarchy for Assets and Liabilities [Line Items]
Total